Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Property, Plant and Equipment
15	PROPERTY, PLANT AND EQUIPMENT

	Buildings Million	Telecommunications transceivers, switching centers, transmission and other network equipment Million	Office equipment, furniture, fixtures and others Million	Total Million
Cost:
As of January 1, 2019	155,451	1,548,851	25,301	1,729,603
Transferred from construction in progress	6,251	159,098	2,165	167,514
Other additions	539	1,235	911	2,685
Disposals	—	(28)	(19)	(47)
Written-off	(822)	(100,962)	(2,450)	(104,234)
Exchange differences	71	161	9	241

As of December 31, 2019	161,490	1,608,355	25,917	1,795,762

As of January 1, 2020	161,490	1,608,355	25,917	1,795,762
Reclassification	(2,092)	12,387	(10,295)	—
Transferred from construction in progress	5,339	164,378	3,032	172,749
Other additions	163	1,935	982	3,080
Disposals	(5)	(63)	(81)	(149)
Written-off	(337)	(45,260)	(1,733)	(47,330)
Exchange differences	(189)	(444)	(20)	(653)

As of December 31, 2020	164,369	1,741,288	17,802	1,923,459

Accumulated depreciation and impairment:
As of January 1, 2019	52,158	994,803	16,146	1,063,107
Charge for the year	5,983	150,243	1,817	158,043
Written back on disposals	—	(13)	(14)	(27)
Written-off	(33)	(99,027)	(1,192)	(100,252)
Exchange differences	9	49	1	59

As of December 31, 2019	58,117	1,046,055	16,758	1,120,930

As of January 1, 2020	58,117	1,046,055	16,758	1,120,930
Reclassification	(1,333)	6,600	(5,267)	—
Charge for the year	6,073	133,912	2,897	142,882
Written back on disposals	(2)	(27)	(59)	(88)
Written-off	(292)	(43,643)	(1,654)	(45,589)
Exchange differences	(43)	(173)	(7)	(223)

As of December 31, 2020	62,520	1,142,724	12,668	1,217,912

Net book value:
As of December 31, 2020	101,849	598,564	5,134	705,547

As of December 31, 2019	103,373	562,300	9,159	674,832

With the consideration that the Group’s 4G and 5G networks are expected to co-exist
for a long time and the technologies in relation to its 4G wireless assets (mainly comprising base station main equipment, base station extension equipment and antenna feed lines) are relatively stable and have not experienced any major upgrade since investment was made in such assets, the Group reassessed the actual status of use of its 4G wireless assets and as a result, adjusted the depreciable life of the 4G wireless assets from 5 years to 7 years with effect from January 1, 2020. The aforesaid changes in accounting estimates have been made using the prospective application method. The depreciation and amortization for the year ended December 31, 2020 decreased by approximately RMB19,685 million as a result of the aforesaid changes in accounting estimates.
In order to better reflect the
classification
of the assets, the Group adjusted the categorization of the property, plant, and equipment during the year ended December 31, 2020, which does not affect the estimated useful life and the depreciation of the relevant assets.